Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

August 31, 2021

AXM1-QTLY-1021
1.9860271.107

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 19.5%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	148,566	$10,174,320
Entertainment - 1.6%
Sea Ltd. ADR (b)	8,900	3,011,048
Take-Two Interactive Software, Inc. (b)	33,057	5,329,450
Warner Music Group Corp. Class A	272,894	10,369,972
		18,710,470
Interactive Media & Services - 16.4%
Alphabet, Inc. Class A (b)	39,868	115,375,999
Facebook, Inc. Class A (b)	157,664	59,814,568
Snap, Inc. Class A (b)	29,000	2,207,190
Tencent Holdings Ltd.	167,836	10,366,021
Tongdao Liepin Group (b)	437,400	774,980
Zoominfo Technologies, Inc. (b)	47,977	3,127,621
		191,666,379
Media - 0.6%
Cable One, Inc.	3,370	7,075,618

TOTAL COMMUNICATION SERVICES		227,626,787

CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.5%
Ferrari NV	25,638	5,573,701
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A (b)	527,956	8,410,339
Mister Car Wash, Inc.	28,033	537,953
		8,948,292
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A	24,500	3,797,255
Dalata Hotel Group PLC (b)	103,200	460,606
Flutter Entertainment PLC (b)	19,175	3,721,102
		7,978,963
Household Durables - 0.1%
D.R. Horton, Inc.	16,203	1,549,331
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (b)	18,166	63,050,371
Coupang, Inc. Class A (b)	9,100	272,636
Pinduoduo, Inc. ADR (b)	3,444	344,469
		63,667,476
Specialty Retail - 0.2%
Aritzia, Inc. (b)	11,600	379,081
Victoria's Secret & Co. (b)	30,400	2,015,520
		2,394,601
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	7,969	5,903,518
Prada SpA	608,119	3,596,741
Samsonite International SA (a)(b)	970,846	2,032,205
		11,532,464

TOTAL CONSUMER DISCRETIONARY		101,644,828

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	17,513	4,223,266
Monster Beverage Corp. (b)	91,597	8,937,119
		13,160,385
Household Products - 0.7%
Energizer Holdings, Inc.	109,508	4,308,045
Reckitt Benckiser Group PLC	57,187	4,365,725
		8,673,770
Tobacco - 0.5%
Swedish Match Co. AB	562,374	5,192,679

TOTAL CONSUMER STAPLES		27,026,834

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd.	517,516	16,019,366
Reliance Industries Ltd.	35,487	786,735
		16,806,101
FINANCIALS - 4.4%
Banks - 0.4%
HDFC Bank Ltd.	29,308	635,326
HDFC Bank Ltd. sponsored ADR	53,299	4,173,845
		4,809,171
Capital Markets - 2.4%
BlackRock, Inc. Class A	7,454	7,031,284
CME Group, Inc.	42,792	8,632,002
Franklin Resources, Inc.	122,957	3,988,725
JMP Group, Inc. (b)(c)	33,184	247,221
Morningstar, Inc.	6,900	1,849,131
MSCI, Inc.	8,550	5,425,659
S&P Global, Inc.	2,638	1,170,797
		28,344,819
Consumer Finance - 0.4%
Capital One Financial Corp.	28,190	4,678,694
Insurance - 1.2%
American Financial Group, Inc.	39,329	5,425,042
Arthur J. Gallagher & Co.	52,488	7,538,327
BRP Group, Inc. (b)	25,900	975,135
		13,938,504

TOTAL FINANCIALS		51,771,188

HEALTH CARE - 14.1%
Biotechnology - 3.4%
Adamas Pharmaceuticals, Inc. (b)(c)	250,500	1,179,855
Affimed NV (b)	65,126	458,487
Alnylam Pharmaceuticals, Inc. (b)	11,000	2,215,730
Applied Therapeutics, Inc. (b)	57,400	901,754
Atara Biotherapeutics, Inc. (b)	49,677	744,161
BioNTech SE ADR (b)	4,028	1,325,977
CRISPR Therapeutics AG (b)	11,059	1,381,822
Cytokinetics, Inc. (b)	26,300	867,111
Erasca, Inc.	13,100	313,221
Evelo Biosciences, Inc. (b)	8,000	90,960
Gamida Cell Ltd. (b)(c)	192,977	876,116
Hookipa Pharma, Inc. (b)	49,500	341,055
Innovent Biologics, Inc. (a)(b)	131,141	1,057,228
Insmed, Inc. (b)	98,273	2,755,575
Prelude Therapeutics, Inc.	4,000	142,760
Regeneron Pharmaceuticals, Inc. (b)	24,238	16,321,869
Rubius Therapeutics, Inc. (b)	28,487	618,738
Seres Therapeutics, Inc. (b)	22,400	143,584
Synlogic, Inc. (b)	147,800	396,104
Vertex Pharmaceuticals, Inc. (b)	28,641	5,736,506
Vor Biopharma, Inc. (b)	56,431	828,971
XOMA Corp. (b)	31,700	986,504
		39,684,088
Health Care Equipment & Supplies - 3.0%
Axonics Modulation Technologies, Inc. (b)	27,598	2,069,298
Danaher Corp.	31,847	10,323,524
Edwards Lifesciences Corp. (b)	63,743	7,469,405
Insulet Corp. (b)	1,600	476,496
Intuitive Surgical, Inc. (b)	10,050	10,588,278
Medacta Group SA (a)(b)	1,900	296,697
Nevro Corp. (b)	6,311	769,942
Penumbra, Inc. (b)	11,814	3,248,259
		35,241,899
Health Care Providers & Services - 4.0%
agilon health, Inc. (b)	24,800	868,000
Guardant Health, Inc. (b)	15,485	1,970,776
HealthEquity, Inc. (b)	51,585	3,310,209
UnitedHealth Group, Inc.	97,438	40,560,516
		46,709,501
Health Care Technology - 0.7%
Certara, Inc.	20,772	697,316
Doximity, Inc.	2,000	184,000
MultiPlan Corp. (d)	202,726	1,216,356
Schrodinger, Inc. (b)	12,300	734,187
Simulations Plus, Inc. (c)	13,300	589,190
Veeva Systems, Inc. Class A (b)	14,588	4,842,924
		8,263,973
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (b)	6,914	1,216,311
Berkeley Lights, Inc. (b)(c)	20,706	736,305
Bio-Techne Corp.	4,240	2,116,354
Bruker Corp.	72,239	6,379,426
Codexis, Inc. (b)	61,753	1,668,566
Nanostring Technologies, Inc. (b)	14,449	840,932
Olink Holding AB ADR (b)	4,000	128,040
		13,085,934
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (b)	34,000	551,140
Eli Lilly & Co.	70,078	18,100,447
Nuvation Bio, Inc. (b)	41,625	384,199
Revance Therapeutics, Inc. (b)	53,238	1,425,714
Zoetis, Inc. Class A	5,825	1,191,562
		21,653,062

TOTAL HEALTH CARE		164,638,457

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.2%
Airbus Group NV (b)	69,313	9,481,751
Axon Enterprise, Inc. (b)	12,922	2,350,124
Northrop Grumman Corp.	7,161	2,633,100
		14,464,975
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (b)	75,280	8,107,656
Building Products - 0.2%
Builders FirstSource, Inc. (b)	44,047	2,347,265
Construction & Engineering - 0.4%
Fluor Corp. (b)	266,016	4,431,827
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (b)(c)	4,100	68,880
Bloom Energy Corp. Class A (b)(c)	20,100	430,542
Ceres Power Holdings PLC (b)	67,548	1,094,918
Eaton Corp. PLC	7,162	1,205,794
Encore Wire Corp.	17,532	1,490,395
Generac Holdings, Inc. (b)	16,213	7,084,757
		11,375,286
Industrial Conglomerates - 1.3%
General Electric Co.	147,715	15,570,638
Machinery - 1.0%
Ingersoll Rand, Inc. (b)	129,419	6,861,795
Otis Worldwide Corp.	45,686	4,213,163
		11,074,958
Professional Services - 2.0%
Clarivate Analytics PLC (b)	108,380	2,730,092
Equifax, Inc.	42,434	11,553,081
KBR, Inc.	122,419	4,766,996
Upwork, Inc. (b)	103,414	4,623,640
		23,673,809
Road & Rail - 0.6%
Uber Technologies, Inc. (b)	177,371	6,942,301
Trading Companies & Distributors - 0.5%
Ferguson PLC	37,473	5,412,150

TOTAL INDUSTRIALS		103,400,865

INFORMATION TECHNOLOGY - 36.9%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	373,986	1,501,029
Jabil, Inc.	6,710	414,544
		1,915,573
IT Services - 4.2%
Adyen BV (a)(b)	1,277	4,123,128
Amadeus IT Holding SA Class A (b)	45,920	2,804,260
MasterCard, Inc. Class A	9,104	3,152,078
MongoDB, Inc. Class A (b)	24,812	9,722,086
PayPal Holdings, Inc. (b)	56,556	16,325,455
Shopify, Inc. Class A (b)	3,329	5,083,516
Square, Inc. (b)	21,573	5,783,074
VeriSign, Inc. (b)	11,494	2,485,692
		49,479,289
Semiconductors & Semiconductor Equipment - 8.4%
Aixtron AG	96,048	2,770,574
ASML Holding NV	12,538	10,444,656
eMemory Technology, Inc.	8,000	471,507
Enphase Energy, Inc. (b)	25,513	4,432,373
NVIDIA Corp.	201,237	45,046,902
Qualcomm, Inc.	167,123	24,515,273
SiTime Corp. (b)	7,783	1,656,534
SolarEdge Technologies, Inc. (b)	11,200	3,245,536
Universal Display Corp.	26,827	5,595,844
		98,179,199
Software - 18.8%
Adobe, Inc. (b)	62,804	41,683,015
Autodesk, Inc. (b)	13,011	4,034,581
Cloudflare, Inc. (b)	13,279	1,603,306
Coupa Software, Inc. (b)	19,100	4,675,871
Crowdstrike Holdings, Inc. (b)	6,190	1,739,390
CyberArk Software Ltd. (b)	37,404	6,281,628
Elastic NV (b)	988	157,635
Epic Games, Inc. (b)(d)(e)	805	712,425
FireEye, Inc. (b)	588,226	10,699,831
Intuit, Inc.	14,060	7,959,507
Manhattan Associates, Inc. (b)	41,943	6,836,290
Microsoft Corp.	390,031	117,742,556
Palo Alto Networks, Inc. (b)	31,648	14,590,994
SentinelOne, Inc.	5,300	338,829
Volue A/S	113,400	599,983
		219,655,841
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	367,518	55,800,258
Samsung Electronics Co. Ltd.	87,765	5,808,565
		61,608,823

TOTAL INFORMATION TECHNOLOGY		430,838,725

MATERIALS - 2.8%
Chemicals - 2.6%
Albemarle Corp. U.S.	45,169	10,693,309
Axalta Coating Systems Ltd. (b)	46,580	1,422,553
Corbion NV	14,269	766,927
LG Chemical Ltd.	7,182	4,697,500
Sherwin-Williams Co.	29,791	9,046,633
The Chemours Co. LLC	94,967	3,182,344
		29,809,266
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	62,400	1,299,784
Lynas Rare Earths Ltd. (b)	155,928	784,796
MP Materials Corp. (b)(c)	17,500	587,475
		2,672,055

TOTAL MATERIALS		32,481,321

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Prologis (REIT), Inc.	18,248	2,457,276
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (d)	115,014	930,923

TOTAL REAL ESTATE		3,388,199

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	11,721	474,935
TOTAL COMMON STOCKS
(Cost $578,718,230)		1,160,098,240

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	26,300	110,329
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	38,419	1,203
Software - 0.1%
ASAPP, Inc. Series C (d)(e)	90,925	599,841

TOTAL INFORMATION TECHNOLOGY		601,044

MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (b)(d)(e)	21,131	912,859
Series C3 (b)(d)(e)	26,414	1,141,085
Series C4 (d)(e)	6,345	274,104
Series C5 (d)(e)	13,150	568,080
		2,896,128
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,827,365)		3,607,501

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.06% (f)	6,891,435	6,892,813
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	2,392,090	2,392,330
TOTAL MONEY MARKET FUNDS
(Cost $9,285,143)		9,285,143
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $590,830,738)		1,172,990,884
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,158,230)
NET ASSETS - 100%		$1,168,832,654

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,683,578 or 1.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,467,205 or 0.6% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
ASAPP, Inc. Series C	4/30/21	$599,841
Doma Holdings, Inc.	3/2/21	$1,150,140
ElevateBio LLC Series C	3/9/21	$110,329
Epic Games, Inc.	3/29/21	$712,425
Illuminated Holdings, Inc. Series C2	7/7/20	$528,275
Illuminated Holdings, Inc. Series C3	7/7/20	$792,420
Illuminated Holdings, Inc. Series C4	1/8/21	$228,420
Illuminated Holdings, Inc. Series C5	6/16/21	$568,080
MultiPlan Corp.	10/8/20	$2,007,188

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$179,178,823	$172,286,010	$2,964	$--	$--	$6,892,813	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	8,916,548	60,936,757	67,460,975	46,790	--	--	2,392,330	0.0%
Total	$8,916,548	$240,115,580	$239,746,985	$49,754	$--	$--	$9,285,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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